Share Capital and Capital Management (Details) - $ / shares				9 Months Ended		12 Months Ended
		Oct. 10, 2023	Jun. 08, 2023	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Share Capital and Capital Management (Details) [Line Items]
Nominal value of per share (in Dollars per share)				$ 0.001		$ 0.001
Reverse stock split, description		As a result of Reverse Split, the Company has 8,389,750 shares of common stock issued and outstanding.		The Company used weighted average of 8,389,750 shares (Post-Reverse Split) for the purpose of calculating earnings per share on the assumption that the Reverse Split had been effective during the nine months ended March 31, 2023 and 2022.
Common Stock, Shares, Outstanding				8,389
Common stock, shares issued	[1]			8,389,750		8,389,750	8,389,750
Common Stock [Member]
Share Capital and Capital Management (Details) [Line Items]
Reverse stock split, description				On June 8, 2023, Oranco, Inc. effected a reverse stock split at a ratio of 1-for-5 solely to decrease its issued and outstanding shares of common stock from 41,948,748 shares to 8,389,750 shares, with a par value of $0.001 each (the “Reverse Split”).
Minimum [Member]
Share Capital and Capital Management (Details) [Line Items]
Authorized capital shares				50,000,000
Maximum [Member]
Share Capital and Capital Management (Details) [Line Items]
Authorized capital shares				100,000,000
Pre-Reverse Split [Member]
Share Capital and Capital Management (Details) [Line Items]
Authorized capital shares				50,000,000		50,000,000
Weighted average shares						41,948,748	41,948,748
Post-Reverse Split [Member]
Share Capital and Capital Management (Details) [Line Items]
Authorized capital shares				10,000,000		10,000,000
Weighted average shares						8,389,750	8,389,750
Pre-Reverse Split and Pre-Stock Split [Member]
Share Capital and Capital Management (Details) [Line Items]
Weighted average shares				41,948,748	41,948,748
Forecast [Member]
Share Capital and Capital Management (Details) [Line Items]
Reverse stock split, description			On June 8, 2023, Oranco, Inc. effected a reverse stock split at a ratio of 1-for-5 solely to decrease its issued and outstanding shares of common stock from 41,948,748 shares to 8,389,750 shares, with a par value of $0.001 each (the “Reverse Split”). As of the date of this report, the Company has 41,948,748 shares of common stock.
Forecast [Member] | Minimum [Member]
Share Capital and Capital Management (Details) [Line Items]
Authorized capital shares				50,000,000
Forecast [Member] | Maximum [Member]
Share Capital and Capital Management (Details) [Line Items]
Authorized capital shares				100,000,000

[1]	Giving retroactive effect to the Reverse Split as detailed in note 13 to the consolidated financial statements.